Financial Assets at Fair Value through Other Comprehensive Income Noncurrent - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2021	Aug. 31, 2021	Jul. 31, 2021
Disclosure of financial assets [Line Items]
Unrealized gains (losses) on financial assets at FVOCI		$ (0.1)	$ 60.0
Dividends received	$ 167.0	157.0	154.0
UUPON Inc. (UUPON) [Member]
Disclosure of financial assets [Line Items]
Fair value amount		$ 0.2		$ 1.0
China Airlines, Ltd. [Member]
Disclosure of financial assets [Line Items]
Fair value amount			2,636.0
Cotech Engineering Fuzhou Corp. [Member]
Disclosure of financial assets [Line Items]
Fair value amount			$ 4.0
AgriTalk Technology Inc. ("ATT") [Member]
Disclosure of financial assets [Line Items]
Investments reclassified from financial asset at FVOCI to investments in associates at fair value						$ 19.0
Imedtac Co., Ltd. ("IME") [Member]
Disclosure of financial assets [Line Items]
Investments reclassified from financial asset at FVOCI to investments in associates at fair value					$ 45.0
PChome Online Inc.
Disclosure of financial assets [Line Items]
Private placement				$ 200.0